Trade and other payables	12 Months Ended
Mar. 31, 2023
Trade And Other Payables
Trade and other payables

33 Trade and other payables

	March 31,
	2022	2023
Trade payables	1,306,204	1,116,599
Accrued expenses	295,067	316,187
Refund and other payables	836,046	743,567
Total	2,437,317	2,176,353
Current	2,394,712	2,176,353
Non-current	42,605	-
Total	2,437,317	2,176,353

Non-current portion pertains to the expenditure incurred towards advertisements made as per the advertisements contract entered with BCCL (refer note 38).

For explanations on the Group’s liquidity risk management processes, refer to Note 39.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)